Exhibit 99.1-19

Schedule 19 - Data Integrity - Marketable Title Date

AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
217968431	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found - Removed From Final Population
217968648	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found - Removed From Final Population
217969527	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found - Removed From Final Population
217970699	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found - Removed From Final Population
217971300	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found - Removed From Final Population